Description of the Plan - Additional Information (Detail) - EBP 003 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Years Loans	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Description of eligibility for participation of the plan	An employee is eligible to participate in the Plan beginning the first of the month following or coinciding with the date that he has completed 500 hours of service during his initial six months of employment. If an employee does not complete 500 hours of service during his initial six months of employment, then he is eligible to participate beginning the first of the month following or coinciding with the date he has completed one year of service.
Deferral rate	3.00%
Employee benefit plan contribution auto escalation rate	1.00%
Employee benefit plan participant contribution year age	50
Maximum annual compensation, amount	$ 23,500
Additional annual compensation, amount	7,500
Additional annual compensation maximum, amount	$ 70,000
Additional annual compensation to total compensation maximum, percent	100.00%
EBP, Forfeited nonvested account	$ 687,779	$ 423,541
EBP, Forfeited nonvested account, decrease from employer contribution	305,573	$ 346,658
EBP, Vested account lump sum threshold	1,000
EBP, Vested amount of direct rollover if no election	$ 1,000
Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Description of Plan [Line Items]
Employee benefit plan note receivable from participant account maximum borrowing amount threshold	lesser of (a) $50,000 minus the highest outstanding loan balance in the one-year period prior to the loan request or (b) the greater of one-half of a participant’s vested account balance and $10,000
EBP, Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Employee benefit plan, maximum loan allowed | Loans	1
Employee benefit plan loan repayment period | Years	5
Employee benefit plan note receivable from participant account borrowing standardize percentage	The loan interest rate is equal to the prime rate for major banks, as published in The Wall Street Journal on the date the loan is approved, plus one percent.
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Vested account lump sum threshold	$ 5,000
EBP, Vested amount of direct rollover if no election	$ 5,000
EBP, Asset held for investment, participant loan, interest rate	9.50%
Maximum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Description of Plan [Line Items]
EBP, Asset held for investment, participant loan, interest rate	9.50%	9.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Vested account lump sum threshold	$ 1,000
EBP, Vested amount of direct rollover if no election	$ 1,000
EBP, Asset held for investment, participant loan, interest rate	3.25%
Minimum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Description of Plan [Line Items]
EBP, Asset held for investment, participant loan, interest rate	3.25%	3.25%
After [Member]
EBP, Description of Plan [Line Items]
EBP, Employer contribution, matching percentage	100.00%
After 3 years [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan discretionary profit sharing contribution matching percentage	100.00%
0 -3 Percent [Member]
EBP, Description of Plan [Line Items]
EBP, Employer contribution, matching percentage	100.00%
0 -3 Percent [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Employer contribution, participant compensation matched, percentage	3.00%
3 - 5 Percent [Member]
EBP, Description of Plan [Line Items]
EBP, Employer contribution, matching percentage	50.00%
3 - 5 Percent [Member] | Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Employer contribution, participant compensation matched, percentage	5.00%
3 - 5 Percent [Member] | Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Employer contribution, participant compensation matched, percentage	3.00%